Balance sheets (USD $)	Jun. 30, 2011		Jun. 30, 2010
CURRENT ASSETS:
Cash	$ 41,269		$ 23,174
Total Current Assets	41,269		23,174
TOTAL ASSETS	41,269		23,174
CURRENT LIABILITIES:
Accounts payable	37,587		46,290
Total Current Liabilities	37,587		46,290
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock	75,387	[1]	0	[1]
Common stock to be issued	0	[2]	0	[2]
Preferred stock	0	[2]	0	[2]
Additional paid in capital	807,686		100,000
Common stock subscription receivable	0		(28,500)
Retained deficit	(879,390)		(94,616)
Total Stockholders' Equity (DEFICIT)	3,682		(23,116)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	41,269		23,174
Series A
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock	0		0
Series B
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock	$ 0		$ 0

[1]	Common stock ($0.001, 1,000,000,000 shares authorized; 75,387,282 and 1,000 shares issued and outstanding at June 30, 2011 and 2010, respectively)
[2]	Class A preferred stock ($0.001par value with 10:1 conversion and voting rights, 100,000,000 shares authorized; 0 and 0 shares issued and outstanding at June 30, 2011 and 2010, respectively)